COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Bellissima product line:
QVC direct response sales	$ 252,340	$ 0	$ 366,959	$ 0
Other	80,105	118,213	681,457	555,102
Total Bellissima	332,445	118,213	1,048,416	555,102
BiVi product line	0	3,700	3,700	11,034
Hooters product line	73,441	0	158,126	0
Total	$ 405,886	$ 121,913	$ 1,210,242	$ 566,136